Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss	$ 12,740	$ 9,670
Interest carryforwards	15,919	15,206
Investment in partnerships	91,302	120,706
Other	748	132
Total deferred tax assets	120,709	145,714
Valuation Allowance	(118,734)	(145,668)	$ (1,828)
Total deferred tax assets net of valuation allowance	1,975	46
Other	122	46
Total Deferred Tax Liabilities	122	46
Net Deferred Tax Asset / Liabilities	$ 1,853	$ 0